Financial instruments - Market risk - Additional information (Details) - Market risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Percentage of borrowings at fixed rates	56.00%
Reasonably possible reduction in short-term interest rates	1.00%
Decrease in net finance costs due to reasonably possible reduction in short-term interest rates	£ 28	£ 26
Reasonably possible increase in short-term interest rates	1.00%
Increase in net finance costs due to reasonably possible increase in short-term interest rates	£ 28	26
Decrease in equity due to reasonably possible decrease in short-term interest rate.	0	0
Increase in equity due to reasonably possible increase in short-term interest rate.	£ 0	0
Highly predictable future cash flows hedging period	24 months
Assumed weakening of foreign currencies	10.00%
Decrease in carrying value of net assets, excluding net borrowings, due to assumed weakening of foreign currencies	£ 852	835
Decrease in net borrowings, due to assumed weakening of foreign currencies	£ 683	716
Assumed strengthening of foreign currencies	10.00%
Increase in carrying value of net assets, excluding net borrowings, due to assumed strengthening of foreign currencies	£ 852	835
Increase in net borrowings, due to assumed strengthening of foreign currencies	683	716
Decrease in net profit, due to assumed weakening of foreign currencies	156	145
Increase in net profit, due to assumed strengthening of foreign currencies	156	£ 145
US dollar LIBOR
Disclosure of detailed information about financial instruments
Bonds swapped	£ 1,134
Weighted average maturity period of swapped bonds	3 years
Euribor
Disclosure of detailed information about financial instruments
Bonds swapped	£ 620
Weighted average maturity period of swapped bonds	6 years 4 months 24 days
Scientific, technical & medical | Subscriptions
Disclosure of detailed information about financial instruments
Highly predictable future cash flows hedging period	50 months